Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development	3,606,515	1,966,221
General and administrative	2,470,062	1,908,080
Total operating expenses	6,076,577	3,874,301
Operating loss	(6,076,577)	(3,874,301)
Other income (expense):
Interest income	9,368	4,762
Interest expense	(7,594)	(7,022)
Other expense		(1,453)
Amortization of debt discount	(196)	(196)
Total other income (expense)	1,578	(3,909)
Net loss	$ (6,074,999)	$ (3,878,210)
Basic and diluted net loss per share	$ (0.18)	$ (0.12)
Weighted average common shares outstanding - basic and diluted	33,130,424	32,044,274